Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [line items]
Prepaid expenses	$ 79	$ 120
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,792	4,347
Interest receivables	43	45
Tax receivable, other than income tax	416	479
Loans to customers	60	70
Prepaid expenses	493	474
Other receivables	467	609
Current trade and other receivables	$ 5,270	$ 6,024